Segmented information - Segmented Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) segment	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Total operating revenues	$ 23,964	$ 23,468
Operating costs	(13,858)	(13,933)
Segment profit	10,106	9,535
Severance, acquisition and other costs	(114)	(136)
Depreciation and amortization	(4,398)	(4,014)
Finance costs
Interest expense	(1,132)	(1,000)
Interest on post-employment benefit obligations	(63)	(69)
Other expense	(13)	(348)
Income taxes	(1,133)	(995)
Net earnings (losses)	3,253	2,973
Goodwill	10,667	10,658
Indefinite-life intangible assets	8,021	8,107
Capital expenditures	3,988	3,971
BELL WIRELESS
Disclosure of operating segments [line items]
Total operating revenues	9,087	8,766
Finance costs
Indefinite-life intangible assets	3,948	3,948
Capital expenditures	697	664
BELL WIRELINE
Disclosure of operating segments [line items]
Total operating revenues	12,066	12,025
Finance costs
Indefinite-life intangible assets	1,692	1,692
Capital expenditures	3,183	3,193
BELL MEDIA
Disclosure of operating segments [line items]
Total operating revenues	2,811	2,677
Finance costs
Indefinite-life intangible assets	2,381	2,467
Capital expenditures	108	114
Intersegment eliminations
Disclosure of operating segments [line items]
Total operating revenues	(751)	(738)
Operating costs	751	738
Finance costs
Capital expenditures	0
Intersegment eliminations | BELL WIRELESS
Disclosure of operating segments [line items]
Total operating revenues	55	52
Intersegment eliminations | BELL WIRELINE
Disclosure of operating segments [line items]
Total operating revenues	290	242
Intersegment eliminations | BELL MEDIA
Disclosure of operating segments [line items]
Total operating revenues	406	444
Operating segments | BELL WIRELESS
Disclosure of operating segments [line items]
Total operating revenues	9,142	8,818
Operating costs	(5,300)	(5,297)
Segment profit	3,842	3,521
Operating segments | BELL WIRELINE
Disclosure of operating segments [line items]
Total operating revenues	12,356	12,267
Operating costs	(6,942)	(6,946)
Segment profit	5,414	5,321
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Total operating revenues	3,217	3,121
Operating costs	(2,367)	(2,428)
Segment profit	850	693
Goodwill
Finance costs
Intangible assets and goodwill			$ 10,428
Goodwill	10,667	10,658
Goodwill | BELL WIRELESS
Finance costs
Intangible assets and goodwill			3,032
Goodwill	3,048	3,048
Goodwill | BELL WIRELINE
Finance costs
Intangible assets and goodwill			4,497
Goodwill	4,673	4,679
Goodwill | BELL MEDIA
Finance costs
Intangible assets and goodwill			$ 2,899
Goodwill	$ 2,946	$ 2,931